Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income taxes

20	Income taxes

Income taxes are comprised of taxation over operations in Brazil, related to Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL). According to Brazilian tax legislation, income taxes and social contribution are assessed and paid by legal entity and not on a consolidated basis.

Reconciliation of income taxes expense

The table below presents the reconciliation of income tax expense for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

Income before income taxes	676,391	429,582	428,433
Statutory income taxes rate	34%	34%	34%
Income taxes at statutory rate	(229,973)	(146,058)	(145,667)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(37,007)	(32,274)	(32,859)
PROUNI - Fiscal incentive (i)	379,747	309,952	270,062
Unrecognized deferred taxes	(130,074)	(154,062)	(117,377)
Recognized deferred taxes	-	3,233	-
Presumed profit income tax regime effect (ii)	338	(8,787)	(1,549)
Permanent adjustments	(13,453)	(4,687)	(12,226)
Other	2,951	8,517	3,939
Income taxes expense	(27,471)	(24,166)	(35,677)
Current	(24,238)	(27,399)	(35,677)
Deferred	(3,233)	3,233	-
Effective rate	4.10%	5.62%	8.33%

(i)	The Company adhered to PROUNI, established by Law 11,096/2005, which is a federal program that exempts companies of paying income taxes and social contribution upon compliance with certain requirements required by this Law.
(ii)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Deferred income taxes

As of December 31, 2024, the Company had accumulated unrecognized deferred income tax assets on temporary differences and tax losses in the amount of R$1,266,126 of tax-basis (December 31, 2023: R$1,211,909) which does not have any tax planning opportunities available that could support the recognition of these temporary differences as deferred tax assets. Accordingly, the Company did not recognize deferred tax assets over these amounts.